Securities Act Registration No. 333-205138
Investment Act Registration No. 811-07661

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 2	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 60	[X]

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
Registrant

AMERITAS LIFE INSURANCE CORP.
Depositor
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

ANN D. DIERS
Vice President & Associate General Counsel, Variable Contracts & AIC
Ameritas Life Insurance Corp.
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b)
[ ] on May 1, 2016 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: SECURITIES OF UNIT INVESTMENT TRUST
Ameritas Advisor No-Load VA

Part A

PROSPECTUS

This registration statement amendment does not amend or delete any information included in the Registrant's prospectus dated May 1, 2016, which was submitted as Ameritas Life Insurance Corp. Separate Account LLVA Registration No. 333-205138 Form N-4 Post-Effective Amendment No. 1 filed under the Securities Act of 1933 Rule 485(b) on April 29, 2016, and as supplemented under Rule 497(e) on June 15, 2016, except for those items addressed in the supplement herein.

PART B

STATEMENT OF ADDITIONAL INFORMATION

This registration statement amendment does not amend or delete any information included in the Registrant's Statement of Additional Information, including financial statements for the subaccounts of the Registrant and financial statements of the Depositor, dated May 1, 2016, which was submitted as Ameritas Life Insurance Corp. Separate Account LLVA Registration No. 333-205138 Form N-4 Post-Effective Amendment No. 1 filed under the Securities Act of 1933 Rule 485(b) on April 29, 2016, except for those items addressed in the supplement herein.

Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Life Insurance Corp. Separate Account LLVA

("Separate Account")

Supplement to:

Ameritas Advisor No-Load VA

Prospectus Dated May 1, 2016

Supplement Dated July 28, 2016

1. The Board of Directors of Calvert Variable Products, Inc. (the "Board") has approved a resolution to reorganize the Calvert VP Natural Resources Portfolio into the Calvert VP Russell 2000 Small Cap Index Portfolio (the "Reorganization"). Each Portfolio is a series of Calvert Variable Products, Inc.

The Board has recommended approval of the Reorganization by shareholders of the Calvert VP Natural Resources Portfolio. If the Reorganization is approved by the shareholders of the Calvert VP Natural Resources Portfolio, it will be merged into the Calvert VP Russell 2000 Small Cap Index Portfolio on or about September 23, 2016. If your variable annuity Policy remains allocated to the Subaccount corresponding to Calvert VP Natural Resources Portfolio at the time the Reorganization is consummated, those Subaccount units will be replaced by units in the Subaccount corresponding to the Calvert VP Russell 2000 Small Cap Index Portfolio, Class I, and thereafter the value of your Policy will depend on the performance of the Subaccount corresponding to the Calvert VP Russell 2000 Small Cap Index Portfolio, Class I, rather than the Subaccount corresponding to the Calvert VP Natural Resources Portfolio. The number of Calvert VP Russell 2000 Small Cap Index, Class I, Subaccount units you receive will depend on the value of your Calvert VP Natural Resources Subaccount units at the time the Reorganization takes place.

Ameritas Life Insurance Corp. is adding the Calvert VP Russell 2000 Small Cap Index Portfolio, Class I Subaccount as an investment option to your Policy. The following information describes the underlying portfolio for this investment option.

The list of variable investment options is revised to include the following:

FUND NAME Portfolio Name – Subadviser(s)	INVESTMENT ADVISER Portfolio Type / Summary of Investment Objective
Calvert Variable Products, Inc.*	Calvert Investment Management, Inc.
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I - AIP	Index: Russell 2000 Index.

* This fund is part of Ameritas Mutual Holding Company ("Ameritas ®"), the ultimate parent of Ameritas Life. The fund's investment adviser and Calvert Investment Distributors, Inc., the underwriter for this fund, are indirect subsidiaries of Ameritas.

The table of PORTFOLIO COMPANY OPERATING EXPENSES for the year ended

December 31, 2015, is revised to include the following:

Subaccount’s underlying Portfolio Name *	Management Fees	12b-1 Fees**	Other Fees	Acquired Fund Fees and Expenses***	Total Portfolio Fees	Waivers and Reductions ****	Total Expenses after Waivers and Reductions, if any
CALVERT VARIABLE PRODUCTS (CVP)
VP Russell 2000 Small Cap Index, Class I	0.47%	-	0.34%	-	0.81%	0.28%	0.53%	(1)	(2)

CVP (1) Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
CVP (2) The Investment Advisor, Calvert Investment Management, Inc., has contractually agreed to limit direct net annual portfolio operating expenses through April 30, 2017, as shown below. Under the terms of the contractual expense limitation, operating expenses do not include acquired fund fees and expenses, interest expense, brokerage commissions, taxes and extraordinary expenses. Only the Board of Directors of the portfolios may terminate a portfolio’s expense cap before the contractual period expires, upon 60 days' prior notice to shareholders.
VP Russell 2000 Small Cap Index, Class I	0.53%
The contractual administrative fee is 0.12%. Calvert has agreed to contractually waive 0.02% of the administrative fee through April 30, 2018.

PF 699 7-16

*	Short cites are used in this list. The INVESTMENT OPTIONS section uses complete portfolio names.
**	Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for us to provide shareholder support and marketing services.
***	Some portfolios invest in other investment companies (the "acquired portfolios"). In these instances, portfolio shareholders indirectly bear the fees and expenses of the acquired portfolios.
****	Only contractual waivers guaranteed for one year or more after the effective date of each respective fund prospectus are used in the Waivers column of this chart. See the respective portfolio footnotes above for specific details regarding any possible recoupment of waived fees.

In addition, if the Reorganization is approved, at the time of the Reorganization, your Policy prospectus is revised by deleting all mention of the Calvert VP Natural Resources Portfolio.

2. Effective June 30, 2016, Morgan Stanley Investment Management Limited will no longer be a Sub-Adviser to the Universal Institutional Funds, Inc., Emerging Markets Equity Portfolio, Class I. Accordingly, effective June 30, 2016, the Investment Options chart in your prospectus is revised as follows:

FUND NAME Portfolio Name – Subadviser(s)	INVESTMENT ADVISER Portfolio Type / Summary of Investment Objective
The Universal Institutional Funds, Inc.	Morgan Stanley Investment Management Inc.
UIF Emerging Markets Equity Portfolio, Class I – Morgan Stanley Investment Management Company	Long-term capital appreciation by investing primarily in growth oriented equity securities of issuers in emerging market countries.

Please see the Portfolio prospectuses, as supplemented, for more information.

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

Please retain this Supplement with the current prospectus for your variable Policy issued by

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-255-9678.

PF 699 7-16

Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Life Insurance Corp. Separate Account LLVA

("Separate Account")

Supplement to:

Ameritas Advisor No-Load VA

Statement of Additional Information ("SAI") Dated May 1, 2016

Supplement Dated July 28, 2016

On June 29th, 2016, the Company entered into a definitive agreement, subject to regulatory approval, to acquire the 401(k) business of The Guardian Insurance & Annuity Company, Inc. by means of a combination coinsurance/modified coinsurance reinsurance treaty. The Company anticipates an effective and closing date for the reinsurance treaty in the third quarter of 2016. It is estimated that the Company will pay an initial ceding allowance to Guardian of approximately $80 million. Concurrently, general account assets and general account liabilities of approximately $100 million are anticipated to be transferred to the Company at closing.

PF 706 7-16

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a) Financial Statements

The financial statements of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA and Ameritas Life Insurance Corp. are filed in Part B, which is incorporated by reference.

All schedules of Ameritas Life Insurance Corp. for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Statutory Basis Financial Statements and therefore have been omitted.

There are no financial statements included in Parts A or C.

Item 24. Financial Statements and Exhibits (continued)

b) Exhibits

Exhibit Number	Description of Exhibit

Exhibit Number		Description of Exhibit
(1)		Resolution of Board of Directors of Ameritas Life Insurance Corp. establishing Ameritas Life Insurance Corp. Separate Account LLVA. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 initial Registration Statement for File No. 333-05529, filed June 7, 1996, EX-99.B1.
(2)		Custody Agreements. Not Applicable
(3)	(a)	Third Amended and Restated Principal Underwriting Agreement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 6 to Registration No. 333-182090, filed February 25, 2015, EX.99.3(a).
(3)	(b)	Form of Selling Agreement. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 1 to Registration No. 333-151913, filed April 9, 2009, EX-99.C.
(4)	(a)	Form of Variable Annuity Contract. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 initial Registration Statement for File No. 333-120972, filed December 3, 2004, EX-4.
(4)	(b)	Guaranteed Lifetime Withdrawal Benefit 2 Rider. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 initial Registration Statement for File No. 333-182091, filed June 13, 2012, EX-4.
(5)		Form of Application for Variable Annuity Contract. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Pre-Effective Amendment No. 1 to Registration No. 333-205138, filed September 15, 2015, EX.5.
(6)	(a)	Amended and Restated Articles of Incorporation of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 5 to Registration No. 333-182090, filed April 22, 2014, EX99.A.
(6)	(b)	Amended and Restated By-laws of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Post-Effective Amendment No. 9 to Registration No. 333-151912, filed February 24, 2016, EX-99.F2.
(7)		Reinsurance Agreements. Not applicable.
(8)	(a)	Participation Agreements.
	(1)	AIM/Invesco. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX-99.H.1.
	(2)	American Century. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX. 99.H.2.
	(3)	Calvert Variable Series and Calvert Variable Products. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 13 to Registration No. 333-142483, filed April 18, 2011, EX.99.H(1).
	(4)	Deutsche Variable Series I and II. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.1.
	(5)	DFA. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post Effective Amendment No. 10 to Registration No. 333-120972, filed April 18, 2011, EX-99.H.
	(6)	Fidelity Variable Insurance Products Funds. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.2.
	(7)	Franklin Templeton. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX-99.H.4.
	(8)	MFS Variable Insurance Trust. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8C.
	(9)	MFS Variable Insurance Trust II. Incorporated by reference to Carillon Account Form N-4 initial Registration Statement for No. 333-197146, filed July 1, 2014, EX-99.8(k).

	(10)	Neuberger Berman. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 initial Registration Statement for File No. 333-05529, filed June 7, 1996, EX-99.B8A.
	(11)	PIMCO. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.3.
	(12)	Rydex Variable Trust. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form S-6/A Pre-Effective Amendment No. 1 to Registration No. 333-76359, filed June 11, 1999, EX-99.1(8)(C).
	(13)	T. Rowe Price. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX. 99.H.5.
	(14)	Third Avenue. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX. 99.H.5.
	(15)	Universal Institutional Funds. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8D.
	(16)	Vanguard Variable Insurance Funds. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 initial Registration Statement for File No. 333-151912, filed June 25, 2008, EX-99.H.6.
(8)	(b)	Amended and Restated General Administrative Services Agreement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 14 to Registration No. 333-142483, filed January 20, 2012, EX-99.H.
(9)		Opinion and Consent of counsel. Exhibit 9, filed herein.
(10)		Consents of Independent Auditors and Independent Registered Public Accounting Firm. Exhibit 10, filed herein.
(11)		Omitted Financial Statements. Not applicable.
(12)		Initial Capital Agreements. Not applicable.
(13)		Powers of Attorney. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post Effective Amendment No. 1 to Registration No. 333-205138, filed April 29, 2016, EX-13.

Item 25. Directors and Officers of the Depositor

Name and Principal	Position and Offices
Business Address*	with Depositor

JoAnn M. Martin	Director, Chair, President & Chief Executive Officer
James P. Abel	Director
J. Sidney Dinsdale	Director
James R. Krieger	Director
Patricia A. McGuire	Director
Tonn M. Ostergard	Director
Kim M. Robak	Director
Paul C. Schorr, IV	Director
Bryan E. Slone	Director
William W. Lester	Executive Vice President & Corporate Treasurer
Timmy L. Stonehocker	Executive Vice President
James J. Barone	Senior Vice President, Group Business Development and MGA Distribution
Robert C. Barth	Senior Vice President & Chief Financial Officer
Ryan C. Beasley	Senior Vice President, Shared Agency Distribution
Bret L. Benham	Senior Vice President, Retirement Plans
Ann D. Diers	Vice President & Associate General Counsel, Variable Contracts & AIC
Patrick D. Fleming	Senior Vice President, Group National Accounts and Key Partnering Relationships
Karen M. Gustin	Executive Vice President, Group Division
Cheryl L. Heilman	Senior Vice President, Individual Operations
Robert M. Jurgensmeier	Senior Vice President, Chief Actuary, Individual
Brent F. Korte	Senior Vice President and Chief Marketing Officer
Randee G. Manley	Senior Vice President and Chief Human Resources Officer
Bruce E. Mieth	Senior Vice President, Group Operations
James Mikus	Senior Vice President & Chief Investment Officer
Lisa A. Mullen	Senior Vice President, Individual Financial Operations
Robert-John H. Sands	Senior Vice President, General Counsel & Corporate Secretary
Steven J. Valerius	President, Individual Division
Paul G. Wesling	Senior Vice President, Individual DI Product Management
Linda A. Whitmire	Senior Vice President, Chief Actuary, Corporate
Richard A. Wiedenbeck	Senior Vice President & Chief Information Officer
Kelly J. Wieseler	Senior Vice President, Group Chief Actuary & Underwriting
Susan K. Wilkinson	Senior Vice President, Chief Risk and Planning Officer

* Principal business address: Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 26. Organizations under common control with the depositor include:

Name of Corporation (state where organized)	Principal Business

Ameritas Mutual Holding Company (NE)	mutual insurance holding company

Ameritas Holding Company (NE)	stock insurance holding company

Ameritas Life Insurance Corp. (NE)	life/health insurance company
Calvert Investments Inc. (DE)	holding company
Calvert Investment Management, Inc. (DE)	asset management services
Calvert Investment Services, Inc. (DE)	shareholder services
Calvert Investment Administrative Services, Inc. (DE)	administrative services
Calvert Investment Distributors, Inc. (DE)	broker-dealer
Griffin Realty, LLC (VA)	real estate investment company
Ameritas Investment Corp. (NE)	securities broker dealer and investment adviser
Milford Realty, LLC (DE)	real estate investment company
Ameritas Life Insurance Corp. of New York (NY)	life insurance company
Security American Financial Enterprises, LLC (MN)	insurance holding company
Security Life Insurance Company of America (MN)	life insurance company
Security Health Insurance Company of America, New York, Inc. (NY)	accident/health insurance company
Custom Insurance Solutions, LLC (MN)	insurance agency

Ameritas Investment Partners, Inc. (NE)	investment adviser

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company.

Item 27. Number of Contract Owners

As of June 30, 2016, there were 598 qualified contracts and 2,842 non-qualified contracts in the Separate Account.

Item 28. Indemnification

Ameritas Life Insurance Corp.’s By-laws provide as follows:

Section 9.01. Mandatory Indemnification. (a) Every person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he or she is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful; and (b) To the extent that a director, officer, employee or agent of a Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in this section or any action, suit or proceeding by or in the right of the Corporation, or in defense of any claim, issue or matter therein, he or she shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him or her in connection therewith.

Section 9.02. Application of Article. Any indemnification under Section 1 or otherwise (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the present or former director, officer, employee or agent is proper in the circumstances because he or she has met the applicable standard of conduct set forth in Section 1. Such determination shall be made, with respect to a person who is a director or officer at the time of such determination (1) by a majority vote of the directors who are not parties to such action, suit or proceeding, even though less than a quorum, or (2) by a committee of such directors designated by majority vote of such directors, even though less than a quorum, or (3) if there are no such directors, or if such directors so direct, by independent legal counsel in a written opinion, or (4) by the shareholders.

Section 9.03. Advance Payment. Expenses (including attorneys’ fees) incurred by any current or former officer, director, employee or agent in defending any civil, criminal, administrative or investigative action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such current or former officer, director, employee or agent to repay such amount if it shall ultimately be determined that such person is not entitled to be indemnified by the corporation as authorized in this section.

Section 9.04. Other Rights. The indemnification and advancement of expenses provided by this Article shall not be deemed exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled under any by-law, agreement, vote of shareholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

Section 9.05. Insurance. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any liability asserted against him or her and incurred by him or her in any such capacity, or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify him or her against such liability under the provisions of this Article.

Section 21-20,103 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation against liability by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnification for such expenses which the Court shall deem proper.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

a)	Ameritas Investment Corp. ("AIC"), which serves as the principal underwriter for the variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA, also serves as the principal underwriter for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, Ameritas Life of NY Separate Account VA, and Carillon Account and for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, Ameritas Life of NY Separate Account VUL, and Carillon Life Account.

b)	The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

Name and Principal	Positions and Offices
Business Address	With Underwriter
Timmy L. Stonehocker*	Director & Chair
Salene M. Hitchcock-Gear*	Director, President & Chief Executive Officer
Robert C. Barth*	Director
William W. Lester*	Director
Michael D. Burns*	Senior Vice President, Chief Compliance & Risk Management Officer
Scott E. Fletcher*	Senior Vice President, AIC Capital Markets
Robert-John H. Sands*	Corporate Secretary

*	Principal business address: Ameritas Investment Corp., 5900 O Street, Lincoln, Nebraska 68510.

c) Commissions Received by Each Principal Underwriter from the Registrant during the Registrant's Last Fiscal Year:

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commission	Compensation on Redemption	Brokerage Commissions	Compensation
Ameritas Investment Corp. ("AIC")	$64,691	$0	$0	$667,948

(2)+(4)+(5) = Gross variable annuity compensation received by AIC.

(3) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.

(4) = Sales compensation received by AIC for retail sales.

(5) = Sales compensation received by AIC and retained as underwriting fee.

Item 30. Location of Separate Account and Records

The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 31. Management Services

There are no additional management services contracts that are not discussed in Part A or B of the registration statement.

Item 32. Undertakings

(a)	Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)	Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVA, certifies that it meets all the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 2 to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this 28th day of July, 2016.

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA, Registrant

AMERITAS LIFE INSURANCE CORP., Depositor

By: /s/ JoAnn M. Martin*
Chair of the Board

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on July 28, 2016.

SIGNATURE	TITLE
JoAnn M. Martin *	Director, Chair, President & Chief Executive Officer
James P. Abel *	Director
J. Sidney Dinsdale *	Director
James R. Krieger *	Director
Patricia A. McGuire*	Director
Tonn M. Ostergard *	Director
Kim M. Robak *	Director
Paul C. Schorr, IV *	Director
Bryan E. Slone *	Director
William W. Lester *	Executive Vice President & Corporate Treasurer
Timmy L. Stonehocker *	Executive Vice President
Robert C. Barth *	Senior Vice President, & Chief Financial Officer
Robert-John H. Sands *	Senior Vice President, General Counsel & Corporate Secretary
Steven J. Valerius *	President, Individual Division

/s/ Ann D. Diers
Ann D. Diers	Vice President & Associate General Counsel, Variable Contracts & AIC

*	Signed by Ann D. Diers under Powers of Attorney executed effective as of October 1, 2015.

Exhibit Index

Exhibit

9	Opinion and Consent of Counsel

10	Consents of Independent Auditors and Independent Registered Public Accounting Firm